Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Details
Registrant Name	Avrupa Minerals Ltd.
Registrant CIK	0001445467
SEC Form	20-F
Period End date	Dec. 31, 2018
Fiscal Year End	--12-31
Trading Symbol	AVPMF
Number of common stock shares outstanding	86,918,797
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	British Columbia, Canada
Entity Address, Address Line One	Suite 410 – 325 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	British Columbia
Entity Address, Country	Canada
Entity Address, Postal Zip Code	V6C 1Z7
Entity Address, Address Description	Address of principal executive offices
Entity Home Country ISO Code	CA
Entity Reporting Currency ISO Code	CAD
Entity Accounting Standard	International Financial Reporting Standards